Organization and principal activities (Details)	12 Months Ended
Dec. 31, 2019
Business Operation Agreement
Variable Interest Entity [Line Items]
Agreement term	10 years
Threshold period of written notice required to terminate the agreement	30 days
Exclusive Option Agreements
Variable Interest Entity [Line Items]
Threshold period of written notice required to terminate the agreement	10 years